SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred financing costs, net	$ 25,277	$ 32,217